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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

(See rules and instructions on back of this form.  If acknowledgment is desired, file this form with the Commission in triplicate.)

REPORT FOR CALENDAR MONTH ENDING November 2002

                                            Franklin Capital Corporation
(Name of registered closed-end investment company)

Date of Each Transaction	Identification of Security	Number of Shares Purchased	Price Per Share	Approximate Asset Value or Approximate Asset Coverage Per Share at Time of Purchase	Name of Seller or of Seller's Broker
November 8, 2002	Franklin Capital Corporation Common Stock	4,000	$2.41	$1.97	Ladenburg Thalmann & Co., Inc.
November 15, 2002	Franklin Capital Corporation Common Stock	2,500	$1.84	$1.97	Ladenburg Thalmann & Co., Inc.
November 20, 2002	Franklin Capital Corporation Common Stock	500	$1.95	$1.97	Ladenburg Thalmann & Co., Inc.
November 21, 2002	Franklin Capital Corporation Common Stock	700	$1.90	$1.97	Ladenburg Thalmann & Co., Inc.
November 22, 2002	Franklin Capital Corporation Common Stock	500	$1.95	$1.97	Ladenburg Thalmann & Co., Inc.

REMARKS:

Franklin Capital Corporation
Name of Registrant
By: /s/ Hiram M. Lazar
(Name)
Chief Financial Officer
(Title)

Date of Statement:   December 10, 2002

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SEC 1580 (5-97)